Fees Summary	Apr. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,064,080.79
Total Fee Amount	146.95
Total Offset Amount	0.00
Net Fee	$ 146.95
Offering Table N/A
Offset Table N/A	N/A